Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	Asana, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39495
Entity Tax Identification Number	26-3912448
Entity Address, Address Line One	633 Folsom Street,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(415)
Local Phone Number	525-3888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	ASAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001477720
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Jun. 02, 2022